Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Revenue	$ 386,013	$ 361,374	$ 470,170
Construction Supervisor Service
Related Party Transaction [Line Items]
Revenue	24
Sino Bioway Biotech Group Holding Limited | Related Party [Member]
Related Party Transaction [Line Items]
Related party transactions, rent expenses	0	0	252
Dalian Jin Gang Group | Related Party [Member]
Related Party Transaction [Line Items]
Related party transactions, rent expenses	21	21	22
Service fee	6	6	6
Interest income	0	0	168
Synermore Biologics (Suzhou) Co., Ltd. | Related Party [Member]
Related Party Transaction [Line Items]
Service fee	170	0	0
Interest income	444	263	0
Synermore Biologics (Suzhou) Co., Ltd. | Related Party [Member] | Vaccine Pharmacovigilance Services
Related Party Transaction [Line Items]
Revenue	296	206	0
Keyvac Biyolojik Urunler Sanayi ve Ticaret | Related Party [Member]
Related Party Transaction [Line Items]
Interest income	2,002	876	0
Keyvac Biyolojik Urunler Sanayi ve Ticaret | Related Party [Member] | Vaccines Sales
Related Party Transaction [Line Items]
Revenue	16,705	10,980	0
Mr. Weidong Yin | Related Party [Member] | Construction Supervisor Service
Related Party Transaction [Line Items]
Revenue	24	0	0
1Globe Capital LLC | Related Party [Member]
Related Party Transaction [Line Items]
Litigation settlement loss	$ 9,000	$ 0	$ 0